Short-Term Investments (Tables)	12 Months Ended
Jun. 30, 2023
Short-Term Investments [Abstract]
Schedule of the Fair Value Hierarchy for the Group’s Assets and Liabilities	The following table presents the fair value hierarchy for the Group's assets and liabilities that are measured and recorded at fair value on a recurring basis as of June 30, 2022 and 2023:
June 30, 2022	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Wealth management products(i)	-	132,632	-	132,632
Total	-	132,632	-	132,632
June 30, 2023	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Wealth management products(i)	-	50,213	-	50,213
Investment in private fund(ii)	-	-	58,223	58,223
Investment in structured notes(iii)	-	57,867	-	57,867
Total	-	108,080	58,223	166,303
(i)	The Group’s short-term investments in wealth management products were issued by financial institutions in the PRC with variable returns indexed to the performance of underlying assets. The wealth management products invested by the Group can be redeemed at any time after the respective lock-up period. To estimate the fair value of wealth management products, the Group uses the quoted net asset values published by the financial institutions or by discounting the future cash flows at the expected yield rate with reference to the expected benchmark yield rates published by the financial institutions. As there are no quoted prices in active markets for the investments. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.
(ii)	The Group’s investment in private fund was issued by a private fund with variable returns indexed to the performance of underlying assets. The investment can be redeemed at any time after the specified lock-up period. Fair value is estimated according to the net asset value provided by the private fund based on the expected cash flows using the unobservable expected return. The Company classifies the valuation techniques that use these inputs as Level 3 of fair value measurement. All of the remaining balance of the investment in private fund was redeemed in July 2023.
(iii)

The Group’s investment in structured notes was issued by an asset management company with variable returns indexed to the performance of specified underlying assets. The structured notes are with original maturity of one year subsequent to the issue date, i.e. June 29, 2023, early redemption is allowed on any business day subsequent to the issue date and redemption amount shall be determined based on the price of the underlying fund. Fair value is estimated according to the structured note valuation provided by the asset management company, which are based on quoted prices for similar items in active markets including the observable quoted price of the underlying fund as at June 30, 2023. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

Schedule of Fair Value of the Investment in Private Fund	The following table summarizes the activities related to fair value of the investment in private fund:
Amounts
RMB

Fair value of investment in private fund as of June 30, 2022	-
Investment made	87,885
Redemption	(36,028)
Gain/(loss)	401
Exchange adjustment	5,965
Fair value of investment in private fund as of June 30, 2023	58,223